Income Tax - Summary of Income Tax Reconciliation Using Composite Statutory Income Tax Rate Applicable by Tax Jurisdiction (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of tax reconciliation using composite statutory income tax rate applicable by tax jurisdictions [line Items]
Income tax rate			24.10%	31.90%	24.90%
Change in tax rate				€ (11)	€ (6)
United States [member]
Disclosure of tax reconciliation using composite statutory income tax rate applicable by tax jurisdictions [line Items]
Income tax rate			26.00%	40.00%	40.00%
Change in tax rate				€ (16)
France [member]
Disclosure of tax reconciliation using composite statutory income tax rate applicable by tax jurisdictions [line Items]
Income tax rate			34.43%	39.20%	34.43%
France [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure of tax reconciliation using composite statutory income tax rate applicable by tax jurisdictions [line Items]
Income tax rate	25.82%	28.92%